UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           [ ]; Amendment Number: ____

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          May 15, 2006
-------------------              ----------------------       -------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $111,896
                                         (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE

                                                    STG Capital Management, LP


COLUMN 1                     COLUMN  2          COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                       Value x    Shares/          PUT/ INVSTMT    OTHER    VOTING AUTHORITY
   NAME OF ISSUER             OF CLASS          CUSIP     ($1000)    /PRN AMT SH/PRN  CALL  DISCRETN   MGRS   SOLE   SHARED    NONE

ADVANCED MICRO DEVICES INC     COM            007903107     1,160      35,000  SH           SOLE             35,000     0      0
ATMI INC                       COM            00207R101     4,603     152,400  SH           SOLE            152,400     0      0
AVON PRODS INC                 COM            054303102     1,278      41,000  SH           SOLE             41,000     0      0
BLUE COAT SYSTEMS INC          COM            09534T508     1,382      63,600  SH           SOLE             63,600     0      0
BUSINESS OBJECTS S A           SPONSORED ADR  12328X107     3,473      95,210  SH           SOLE             95,210     0      0
CBRL GROUP INC                 COM            12489V106       703      16,000  SH           SOLE             16,000     0      0
CDC CORP                       SHS A          G2022L106       440     100,000  SH           SOLE            100,000     0      0
CHECK POINT SOFTWARE TECH  LT  COM            M22465104     2,803     140,000  SH           SOLE            140,000     0      0
CKE RESTAURANTS INC            COM            12561E105       870      50,000  SH           SOLE             50,000     0      0
DSP GROUP INC                  COM            23332B106     3,754     129,400  SH           SOLE            129,400     0      0
E M C CORP MASS                COM            268648102     2,726     200,000  SH           SOLE            200,000     0      0
ELECTRONIC ARTS INC            COM            285512109     2,594      47,400  SH           SOLE             47,400     0      0
ENTRUST INC                    COM            293848107       323      71,789  SH           SOLE             71,789     0      0
FILENET CORP                   COM            316869106     3,785     140,086  SH           SOLE            140,086     0      0
FORMFACTOR INC                 COM            346375108     1,179      30,000  SH           SOLE             30,000     0      0
GOOGLE INC                     COM            38259P508       776       1,990  SH           SOLE              1,990     0      0
H$  FN  INC                    COM            428358105       263      33,600  SH           SOLE             33,600     0      0
HYPERION SOLUTIONS CORP        COM            44914M104     1,475      45,222  SH           SOLE             45,222     0      0
IKANOS COMMUNICATIONS  COM     COM            45173E105     3,836     194,601  SH           SOLE            194,601     0      0
INTERNATIONAL RECTIFIER CORP   COM            460254105     3,140      75,800  SH           SOLE             75,800     0      0
IXIA INC COM STK               COM            45071R109     1,355      95,000  SH           SOLE             95,000     0      0
MARVELL TECHNOLOGY GROUP LTD   COM            G5876H105     4,991      92,250  SH           SOLE             92,250     0      0
MAXIM INTEGRATED PRODS  INC    COM            57772K101     5,201     140,000  SH           SOLE            140,000     0      0
MAXWELL TECHNOLOGIES INC       COM            577767106     2,096     107,417  SH           SOLE            107,417     0      0
MICRON TECHNOLOGY INC          COM            595112103     1,472     100,000  SH           SOLE            100,000     0      0
MICROSOFT CORP                 COM            594918104     3,850     141,500  SH           SOLE            141,500     0      0
MICROTUNE INC DEL              COM            59514P109     1,084     207,650  SH           SOLE            207,650     0      0
MOTOROLA INC                   COM            620076109     4,617     201,500  SH           SOLE            201,500     0      0
NETLOGIC MICRSYSTEMS INC       COM            64118B100     4,938     119,823  SH           SOLE            119,823     0      0
ORACLE CORP                    COM            68389X105     1,270      92,800  SH           SOLE             92,800     0      0
OUTBACK STEAKHOUSE INC         COM            689899102       669      15,200  SH           SOLE             15,200     0      0
PACIFIC SUNWEAR CALIF          COM            694873100       776      35,000  SH           SOLE             35,000     0      0
PLUM CREEK TIMBER CO INC       COM            729251108     1,478      40,000  SH           SOLE             40,000     0      0
POWERDSINE LTD                 COM            M41415106       828     120,000  SH           SOLE            120,000     0      0
QUALCOMM INC                   COM            747525103     2,793      55,200  SH           SOLE             55,200     0      0
SAIFUN SEMICONDUCTORS LTD      ORD SHS        M8233P102       933      30,000  SH           SOLE             30,000     0      0
SARA LEE CORP                  COM            803111103       983      55,000  SH           SOLE             55,000     0      0
SIGMA DESIGN INC               COM            826565103     2,973     203,760  SH           SOLE            203,760     0      0
SIRF TECHNOLOGY HLDGS INC      COM            82967H101     2,915      82,200  SH           SOLE             82,200     0      0
SMURFIT-STONE CONTAINER CORP   COM            832727101       543      40,000  SH           SOLE             40,000     0      0
SONICWALL INC                  COM            835470105     1,418     200,000  SH           SOLE            200,000     0      0
SPANSION INC                   CL A           84649R101     6,540     441,900  SH           SOLE            441,900     0      0
SYMANTEC CORP                  COM            871503108     1,397      83,000  SH           SOLE             83,000     0      0
SYNAPTICS INC                  COM            87157D109     1,410      64,100  SH           SOLE             64,100     0      0
SYNPLICITY INC                 COM            87160Y108       172      26,600  SH           SOLE             26,600     0      0
TEXAS INSTRS INC               COM            882508104     1,623      50,000  SH           SOLE             50,000     0      0
TIBCO SOFTWARE INC             COM            88632Q103     1,421     170,000  SH           SOLE            170,000     0      0
TRANSMETA  CORP DEL            COM            89376R109     1,535     760,000  SH           SOLE            760,000     0      0
TRIDENT MICROSYSTEMS INC       COM            895919108     2,496      85,900  SH           SOLE             85,900     0      0
VALUECLICK INC                 COM            92046N102     1,777     105,000  SH           SOLE            105,000     0      0
VASCO DATA SEC INTL INC        COM            92230Y104     1,186     145,000  SH           SOLE            145,000     0      0
VICOR CORP                     COM            925815102     1,283      65,000  SH           SOLE             65,000     0      0
WAL MART STORES INC            COM            931142103     1,890      40,000  SH           SOLE             40,000     0      0
WEYERHAEUSER CO                COM            962166104       583       8,050  SH           SOLE              8,050     0      0
YAHOO INC                      COM            984332106       839      26,000  SH           SOLE             26,000     0      0


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